Related party transactions and Directors' remuneration - Group's financial statements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Total income	£ 24,956	£ 21,940	£ 21,766
Credit impairment (charges)/releases	(1,220)	653	(4,838)
Operating expenses	(16,730)	(14,659)	(13,886)
Total assets	1,513,699	1,384,285	£ 1,349,500
Total liabilities	1,444,439	1,314,244
Associates
Disclosure of transactions between related parties [line items]
Total income	(2)	0
Credit impairment (charges)/releases	0	0
Operating expenses	(15)	(20)
Total assets	0	0
Total liabilities	408	177
Joint ventures
Disclosure of transactions between related parties [line items]
Total income	91	50
Credit impairment (charges)/releases	0	0
Operating expenses	0	0
Total assets	1,336	1,278
Total liabilities	0	0
Pension funds
Disclosure of transactions between related parties [line items]
Total income	5	5
Credit impairment (charges)/releases	0	0
Operating expenses	(1)	(1)
Total assets	3	3
Total liabilities	£ 166	£ 81